Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Annual incentive award guidelines
Grants of annual incentive awards to our employees (including equity awards to our executive officers) are typically approved by the committee on the date of a scheduled meeting of the committee held in February of each year following the public release of financial results for the prior fiscal year in January. The grant date of annual equity awards is February 28. We do not issue stock options or stock settled SARs as part of our compensation program.